Inventory, Net	12 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventory, Net

NOTE 5 – INVENTORY, NET

Inventories consisted of the following:	As of June 30,
	2019	2018
Raw materials	$795,047	$825,675
Work in process	1,136,582	1,076,749
Finished goods	3,431,102	2,256,171
	5,362,731	4,158,595
Less: inventory allowance	-	(5,012)
Inventory, net	$5,362,731	$4,153,583

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended June 30, 2019, 2018 and 2017, the Company recorded an inventory reserve recovery of $4,863, $14,106 and $400,957, respectively.